SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital
SCHEDULE OF COMMON SHARES ISSUED

	Number of
	Shares	Amount

Balance, January 1, 2020	28,836,355	$112,144,172
Funds from the exercise of stock options	330,284	794,808
Fair value of stock options exercised	-	768,356
Funds from the exercise of warrants	74,400	293,642
Fair value of exercised warrants (Notes 10 and 11)	-	127,964
Issued on the conversion of convertible debentures (Note 10)	123,500	369,545
Fair value of warrants issued on conversion of convertible debentures	-	(146,858)
Exercise of warrants issued in conjunction with debt financing	94,245	221,620
Shares issued to settle accounts payable	3,027	13,011

Balance, December 31, 2020	29,461,811	114,586,260
Funds from the exercise of stock options	1,001,519	3,124,392
Fair value of stock options exercised	-	2,699,042
Issued on the conversion of convertible debentures (Note 10)	1,119,750	3,571,342
Fair value of warrants issued upon conversion of convertible debentures	-	(1,229,305)
Funds from the exercise of warrants	3,144,750	12,994,358
Fair value of warrants exercised	-	5,351,586
Funds from Common shares issued on private placement	1,764,720	11,815,595
Fair value of warrants issued on private placement	-	(3,766,007)
Share issue costs	-	(1,143,034)
Fair value of broker warrants issued as share issue costs	-	(288,197)
Shares issued to settle accounts payable	1,678	13,814

Balance, December 31, 2021	36,494,228	147,729,846
Funds from Common shares issued on private placement	1,126,635	3,184,332
Fair value of warrants issued on private placement	-	(656,734)
Share issue costs	-	(247,892)
Shares issued to settle accounts payable	5,422	40,029
Funds from the exercise of stock options	143,437	418,845
Fair value of stock options exercised	-	374,129
Funds from the exercise of warrants and compensation warrants	72,500	284,437
Fair value of warrants and compensation warrants exercised	-	79,547
Adjustment for 10 for 1 share consolidation	(272)	-

Balance, December 31, 2022	37,841,950	$151,206,539